ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION
RISE Education Cayman Ltd (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 16, 2013.
The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its wholly-owned subsidiaries, the variable interest entity (the “VIE”), and the VIE’s subsidiaries and schools, which are located in the People’s Republic of China (the “PRC” or “China”) and Hong Kong Special Administration Region (“Hong Kong”). The VIE, the VIE’s subsidiaries and schools, hereinafter are collectively referred to as the “VIEs”. The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIEs (hereinafter collectively referred to as the “Group”). As of December 31, 2021, the Group only includes the Company, and the other two wholly-owned subsidiaries registered in the Cayman Islands.
The Group was principally engaged in the business of providing junior ELT services in China primarily under the “RISE” brand. The Group offered wide range of educational programs, services and products, consisting primarily of educational courses, sale of course materials, franchise services, and study tours.
On December 1, 2021, the Company, Wuhan Xinsili Culture Development Co., Ltd. (the “Buyer SPV”), Rise (Tianjin) Education Information Consulting Co., Ltd. (“WFOE”), Beijing Step Ahead Education Technology Development Co., Ltd. (“VIE”), RISE Education International Limited (“Rise HK”) and Rise IP (Cayman) Limited (“Rise IP”) entered into a purchase agreement (the “WFOE Purchase Agreement”). The Buyer SPV is a newly-formed limited liability company controlled by the buyer consortium (the “Buyer Consortium”) consisting of certain franchisees of the Company and an affiliate of the Company’s senior management, who are PRC nationals.
Pursuant to the WFOE Purchase Agreement, the Company has agreed to, through Rise HK, sell all of the equity interests in WFOE to the Buyer Consortium (the “WFOE Sale”), in consideration of the Buyer Consortium (i) paying to Rise HK a nominal consideration, and (ii) assuming all liabilities of WFOE and its subsidiaries. Conditions precedent to the WFOE Sale include, among others, (i) Rise HK and Rise IP shall grant WFOE or other entities designated by the Buyer Consortium a royalty-free, perpetual, irrevocable and exclusive license over all intellectual property rights owned by or licensed to Rise HK and/ or Rise IP, (ii) RISE HK shall make an additional capital contribution to WFOE in US dollars equivalent of RMB20,000, and (iii) the lenders (the “Lenders”) of the facilities agreement dated March 18, 2021 relating to the term and revolving facilities of up to an aggregate amount of US$80,000 (the “Facilities Agreement”) shall have released the applicable guarantees, obligations and equity pledges provided by WFOE and VIE. In addition, the Buyer SPV and its affiliates warrant that they will have no less than RMB100,000 at the closing of the WFOE Sale to fund the business operations of WFOE and its subsidiaries after completion of the Sale.
On the same day, the Company entered into a share purchase agreement (the “IP Holdco Purchase Agreement”) with Rise Education Cayman I Ltd (the “IP Seller”) and Bain Capital Rise Education IV Cayman Limited, a major shareholder of the Company (the “Shareholder”). The IP Seller is also the borrower (the “Borrower”) under the Facilities Agreement. Pursuant to the IP Holdco Purchase Agreement, the Company and the IP Seller have agreed to sell all of the equity interests in Rise HK and Rise IP to the Shareholder in consideration of the Shareholder (i) on behalf of the Borrower, paying US$2,500 to the Lenders in settlement of the Facilities Agreement, and (ii) causing Rise HK and Rise IP to grant WFOE or other entities designated by the Buyer Consortium a royalty-free, perpetual, irrevocable and exclusive license over all intellectual property rights owned by or licensed to Rise HK and/or Rise IP (the “IP Sale”, and together with the WFOE Sale, the “Sale”). The IP Sale is subject to, among other customary conditions precedent, the completion of the WFOE Sale.

In connection with the Sale, the Borrower, WFOE, VIE and the Shareholder and certain other parties entered into a settlement agreement (the “Settlement Agreement”) with the Lenders on December 1, 2021. Under the Settlement Agreement, the Lenders agreed to (i) acknowledge and consent to the Sale, (ii) discharge and release all liabilities and obligations of the Company and its subsidiaries under the Facilities Agreement in the amount of approximately US$55,746; (iii) terminate, release and discharge all security interest, guarantee and indemnity created in connection with the Facilities Agreement; and (iv) waive, release and discharge all claims arising from or in connection with the Facilities Agreement, in exchange for (i) an aggregate amount of approximately US$10,377, and (ii) the transfer of all interest in the Edge business (the “Edge Business”) that offers admission consulting, academic tutoring and test preparation services in Hong Kong and Singapore for students who intend to study abroad to a person nominated by the Lenders, and the obligation of the Borrower and the Shareholder to use their respective reasonable endeavors to run and manage the sale of the Edge Business to a third party for the 12 months following completion of the settlement contemplated under the Settlement Agreement (the “Settlement”). The Settlement is subject to, among other customary conditions precedent, the credit approval for each Lender, which the Lenders undertake to take all reasonable actions and steps required to obtain on or before December 17, 2021.
In order for the Company to make the settlement payment under the Settlement Agreement, make an additional capital contribution to WFOE pursuant to the WFOE Purchase Agreement and pay for certain operating expenses, the Company entered into a convertible loan deed with the Shareholder on December 1, 2021 (the “Convertible Loan Deed”), pursuant to which the Shareholder will provide an interest-free convertible loan of US$17,000 to the Company for a period of 360 days, convertible into ordinary shares of the Company at US$0.35 per share, or US$0.70 per ADS, representing a premium of 10% over the volume weighted average closing price of the Company’s ADSs (each representing two ordinary shares) published on the relevant page on Bloomberg that shows such price on each day for a period of ten trading days prior to the date of the Convertible Loan Deed (the “Convertible Loan”). In addition, at any time prior to the date falling 30 days after the date of the Convertible Loan Deed (the “Solicitation Period”), the Company has the right to solicit and raise alternative financing and prepay any drawn portion of the Convertible Loan and cancel any undrawn portion of the Convertible Loan in full with proceeds from such alternative financing. The Shareholder shall not have the right to convert the Convertible Loan during the Solicitation Period.
On December 30, 2021, the Company has closed the “Sale”, in which, the Company has sold (i) all of the equity interests in Rise (Tianjin) Education Information Consulting Co., Ltd. to Wuhan Xinsili Culture Development Co., Ltd. on December 28, 2021; and (ii) all of the equity interests in RISE Education International Limited and Rise IP (Cayman) Limited to Bain Capital Rise Education IV Cayman Limited on December 30, 2021. Upon completion of the Sale, the Company has, through its subsidiaries, sold substantially all its assets and becomes a “public shell”.
In connection with the Sale, on December 30, 2021, the settlement (“Settlement”) with the lenders (“Lenders”) of the facilities agreement dated March 18, 2021 relating to the term and revolving facilities of up to an aggregate amount of US$80,000 has also been completed. As part of the Settlement, all interest in the Edge business that offers admission consulting, academic tutoring and test preparation services in Hong Kong and Singapore for students who intend to study abroad has been transferred to a person nominated by the Lenders.
As of December 31, 2021, details of the Company’s subsidiaries are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Going concern
The Group has adopted ASC
205-40,
Presentation of Financial Statements—Going Concern, which requires that management evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued.
During the year ended December 31, 2021, the Company has, through its subsidiaries, sold substantially all its assets and becomes a “public shell”. That means there will be no revenues, but operating expenses incurred in the future. As of December 31, 2021, although the Group had a working capital surplus of RMB22.0 million, cash and cash equivalents of RMB16.0 million, but there is still legal fee, audit fee and other miscellaneous fee incurred for the services of the 2021 financial statement during the first half year of 2022. Therefore, these conditions considered in aggregate that raise substantial doubt regarding the Group’s ability to continue as a going concern within one year after the date on which the financial statements of 2021 are issued.
The Group has plans in place to involve new operating business, and began exploring strategic alternatives, including business combinations. On February 8, 2022, the Company and Dada Auto Inc. (“NaaS”), a leading operation and technology provider serving China’s electric vehicle charging market, executed a definitive Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which the shareholders of NaaS will exchange all of the issued and outstanding share capital of NaaS for newly issued shares of the Company on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933 (the “Transaction”). Upon consummation of the Transaction, NaaS will become a wholly-owned subsidiary of the Company. On April 29, 2022, the Company’s extraordinary general meeting of shareholders (the “EGM”) was held. At the EGM, shareholders approved, through a special resolution, the transactions contemplated in the Merger Agreement.
The Company and NaaS anticipate that the Transaction will be completed around mid-2022, subject to the satisfaction of closing conditions set forth in the Merger Agreement, including among other things, receipt of Company shareholder approval and regulatory approvals, including necessary PRC regulatory approvals (if applicable) and the continuous listing of the Company on the Nasdaq.
After considering management’s plans, it is probable that the Merger with NaaS will be effectively implemented and would bring sufficient funding for the Company to continue as a going concern. Therefore, substantial doubt about the Group’s ability to continue as a going concern is alleviated.
The Group’s consolidated financial statements have been prepared in accordance with U.S. GAAP on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the consolidated financial statements.